Income Tax Expense - Summary of Income Tax Relating to Each Component of Other Comprehensive Income (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Foreign currency translation differences	₺ 2,410,295	₺ 29,352	₺ 536,796
Change in cash flow hedge reserve	197,211	9,914	(217,877)
Change in cost of hedging reserve	(1,185,074)	(487,644)	75,605
Fair value reserve	(65,494)	(1,970)	4,451
Hedges of net investments in foreign operations	(1,558,374)	(368,959)	(55,389)
Remeasurements of employee termination benefits	(163,588)	(37,230)	(36,385)
Total, Before tax	(365,024)	(856,537)	307,201
Foreign currency translation differences	(861,143)	7,729	(99,234)
Change in cash flow hedge reserve	(55,912)	(5,957)	47,933
Change in cost of hedging reserve	237,015	92,089	(16,634)
Fair value reserve	13,099	483	(979)
Hedges of net investments in foreign operations	311,675	72,684	12,186
Remeasurements of employee termination benefits	32,276	6,085	8,005
Total, Tax (expense)/benefit	(322,990)	173,113	(48,723)
Foreign currency translation differences	1,549,152	37,081	437,562
Change in cash flow hedge reserve	141,299	3,957	(169,944)
Change in cost of hedging reserve	(948,059)	(395,555)	58,971
Fair value reserve	(52,395)	(1,487)	3,472
Hedges of net investments in foreign operations	(1,246,699)	(296,275)	(43,203)
Remeasurements of employee termination benefits	(131,312)	(31,145)	(28,380)
Other comprehensive income/(loss) for the year, net of income tax	₺ (688,014)	₺ (683,424)	₺ 258,478